Capital Stock and Warrants: Authorized (Policies)	12 Months Ended	15 Months Ended
	Jun. 30, 2012	Sep. 30, 2012
Authorized:
Authorized	Authorized The total authorized capital is 200,000,000 common shares with a par value of $0.001 per common share.	Authorized The total authorized capital is 200,000,000 common shares with a par value of $0.001 per common share.